FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 8:-         FAIR VALUE OF FINANCIAL INSTRUMENTS

   The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and 2013:

	December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2		Total

Marketable securities:
US Government treasuries	$3,349	$		$3,349
Equity	1,185		-	1,185
Foreign currency derivative contracts	-		(132)	(132)

Total	$4,534		$(132)	$4,402

	December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Total

Marketable securities:
Equity	$6,147	$-	$6,147
Foreign currency derivative contracts	-	49	49

Total	$6,147	$49	$6,196